Details of Selected Balance Sheet Accounts (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of accounts receivable

A summary of accounts receivable follows (in thousands):	December 31,
	2018	2017
Accounts receivable, principally trade	$26,558	$20,050
Less allowance for doubtful accounts	(430)	(572)
Accounts receivable, net	$26,128	$19,478

Summary of inventories

A summary of inventories follows (in thousands):	December 31,
	2018	2017
Raw materials and purchased subassemblies	$20,011	$20,448
Work-in-process	1,032	1,146
Finished goods	8,111	7,953
Less reserve for excess and obsolete inventories	(15,024)	(15,039)
Inventories, net	$14,130	$14,508

Summary of property, plant, equipment and seismic rental equipment
Property, plant, equipment and seismic rental equipment are stated at cost. Depreciation expense is provided straight-line over the following estimated useful lives:

Years
Machinery and equipment	3-7
Buildings	5-25
Seismic rental equipment	3-5
Leased equipment and other	3-10
A summary of property, plant, equipment and seismic rental equipment follows (in thousands):

	December 31,
	2018	2017
Buildings	$15,707	$15,822
Machinery and equipment	132,135	145,654
Seismic rental equipment	1,423	1,677
Furniture and fixtures	3,859	3,869
Other	30,104	28,965
Total	183,228	195,987
Less accumulated depreciation	(133,634)	(143,834)
Less impairment of long-lived assets	(36,553)	—
Property, plant, equipment and seismic rental equipment, net	$13,041	$52,153

Summary of accrued expenses

A summary of other long-term liabilities follows (in thousands):	December 31,
	2018	2017
Deferred lease liabilities	11,465	12,811
Other	429	1,115
Total	$11,894	$13,926

A summary of accrued expenses follows (in thousands):	December 31,
	2018	2017
Compensation, including compensation-related taxes and commissions	$14,502	$19,809
Accrued multi-client data library acquisition costs	3,746	5,104
Income tax payable	7,577	1,868
Accrual for loss contingency related to legal proceedings (Footnote 8)	—	3,750
Other	5,586	8,166
Total	$31,411	$38,697